Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents

	As of December 31,
	2021	2020	2019
Cash and Cash Equivalents	$353,842	$218,484	$144,205
Restricted Cash	165,294	72,528	65,284
Total	$519,136	$291,012	$209,489

Schedule of Disaggregation of Revenue by Nature

A disaggregation of the Company’s revenues by nature of the Company’s performance obligations are as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Vacation rental platform	$236,383	$118,213
Other services	10,877	11,205
Total	$247,260	$129,418

A disaggregation of the Company’s revenues by nature of the Company’s performance obligations are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Vacation rental platform	$841,973	$454,476	$289,720
Other services	47,085	37,284	9,561
Total	$889,058	$491,760	$299,281

Schedule of Future Stay Credit Liability

The table below presents the activity of our future stay credit liability balance (in thousands):

Three Months Ended March 31,
2022
Balance as of December 31, 2021	$30,995
Issuances	4,994
Acquired in business combinations	35
Redemptions	(10,591)
Breakage recognized in revenue	(15,044)
Foreign currency fluctuations	4
Balance as of March 31, 2022	$10,393

The table below presents the activity of our future stay credit liability balance (in thousands):

	Year Ended December 31,
	2021	2020
Future stay credit liability at beginning of year	$35,140	$—
Issuances	31,376	100,100
Acquired in business combinations	11,032	—
Redemptions	(46,433)	(64,855)
Foreign currency fluctuations	(120)	(105)
Future stay credit liability at end of year	$30,995	$35,140